Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

18. SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after June 30, 2025 up through October 17, 2025, which is the date that these unaudited condensed consolidated financial statements are available to be issued, there were no other any material subsequent events that require disclosure in these unaudited condensed consolidated financial statements other than disclosed below.

On August 7, 2025, the “Company held an annual general meeting of shareholders and approved to re-designate the Company’s authorized share capital by changed of the authorized share capital from US$50,000 divided into 1,000,000,000 ordinary shares of par value US$0.00005 each to US$50,000 divided into 900,000,000 class A ordinary shares of par value US$0.00005 each and 100,000,000 class B ordinary shares of par value US$0.00005 each.

On September 9, 2025, the Company entered into a securities purchase agreement and registration rights agreement with certain investors relating to the issuance and sale of 100,000,000 Class A ordinary shares of the Company, par value $0.00005 per share at $0.04 per ordinary share for a total purchase price of $4,000,000. The Company will receive gross proceeds in the amount of $4,000,000, before deducting placement agent’s fees and accountable expenses and other estimated expenses. The Company intends to use the proceeds from the offering for general corporate purposes, which may include acquisitions, and working capital.